Net Defined Benefit Liabilities - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Details) - Weighted average	12 Months Ended
Dec. 31, 2024
Effect on net defined benefit obligation
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. But in practice, changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in significant actuarial assumptions is calculated using the same projected unit credit method used in calculating the defined benefit obligation recognized in the consolidated statement of financial position.
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Changes In Assumption	0.5 p.
Effect on net defined benefit obligation
Increase in assumption	3.37%
Decrease in assumption	3.59%
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Changes In Assumption	0.5 p.
Effect on net defined benefit obligation
Increase in assumption	3.57%
Decrease in assumption	3.38%
Turnover rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Changes In Assumption	0.5 p.
Effect on net defined benefit obligation
Increase in assumption	0.21%
Decrease in assumption	0.22%